Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of material related party transactions

		For the year ended December 31,
		2022	2023	2024
		RMB	RMB	RMB	US$
Services received from:	(i)
Kingsoft Group		15,236	14,248	12,243	1,677
Tencent Group		20,534	13,293	19,444	2,664
OrionStar Group		347	2,324	—	—
Services provided to:	(ii)
Tencent Group		12,479	9,565	6,668	914
OrionStar Group		2,610	2,402	—	—
Pixiu Group		433	972	1,220	167
Live.me Group		33,305	35,006	27,531	3,772
Purchase of products and equipment:
OrionStar Group	(iii)	1,130	991	—	—
Sales of products and equipment:		—	—	—	—
Others		—	—	17,726	2,428
Loans and investments provided to:
Pixiu Group	(iv)	14,181	—	—	—

(i)
The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including cloud services, leasing, license and other miscellaneous services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion, distribution and cloud services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.
(ii)
The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support, multi-cloud management and other services.
(iii)
The Group entered into distribution and several robotics purchase agreements with OrionStar Group, pursuant to which the Group purchased robotics products from OrionStar Group.
(iv)
The Group entered into loan agreements with Pixiu Group including a 3-year capital allocation loan which the original expiration date was January 2022 and renewed annually after 2022. The expiration date for the remaining principal balance is extended to December 2025.

Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	67,089	35,582	4,875
(Reverse)/Addition	(30,534)	1,128	155
Amounts written off	(1,026)	—	—
Foreign Exchange effect	53	137	19
Total	35,582	36,847	5,049

Amount due from related parties
Schedule of material related party transactions

	As of December 31,
	2023	2024
	RMB	RMB	US$
Live.me Group	20,654	11,877	1,627
Tencent Group	5,476	40,481	5,546
Pixiu Group	21,097	21,839	2,992
Kingsoft Group	4,188	6,455	884
Other related parties	20,090	26,282	3,601
Total	71,505	106,934	14,650

Amount due to related parties
Schedule of material related party transactions

	As of December 31,
	2023	2024
	RMB	RMB	US$
Tencent Group	9,776	12,570	1,722
Kingsoft Group	3,597	2,662	365
Other related parties(i)	70,774	54,374	7,449
Total	84,147	69,606	9,536

As of December 31, 2024, the amount of due to other related parties primarily included a convertible loan with principal amount of RMB49,192(US$6,739) due by Beijing OrionStar to Mr. Sheng Fu, chief executive officer and director of the Group.